UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  August 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

Dearborn Partners Rising Dividend Fund

Class A Shares
DRDAX

Class C Shares
DRDCX

Class I Shares
DRDIX

August 31, 2013

Investment Adviser

Dearborn Partners, L.L.C.
200 West Madison Street
Suite 1950
Chicago, IL 60606

Phone: (888) 983-3380

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	10

STATEMENT OF ASSETS AND LIABILITIES	13

STATEMENT OF OPERATIONS	14

STATEMENTS OF CHANGES IN NET ASSETS	15

FINANCIAL HIGHLIGHTS	16

NOTES TO FINANCIAL STATEMENTS	20

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	26

NOTICE OF PRIVACY POLICY & PRACTICES	30

ADDITIONAL INFORMATION	31

Greetings from Dearborn Partners, L.L.C.
advisor to the Dearborn Partners Rising Dividend Fund

On April 10, 2013 the Dearborn Partners Rising Dividend Fund (the Fund) was launched to provide investors with an equity investment diversified across a multitude of sectors from companies that are anticipated to consistently increase their dividends over time.  Patient investors looking to outpace inflation should benefit from participating in what we believe is the long-term wealth-building potential offered by what we consider to be great businesses, while receiving an income stream that should grow over time.

The environment during the first four and a half months of our Fund was very volatile and unpredictable. The yield on the 10-year U.S. Treasury bond was 1.68% at the end of April 2013, and was 2.19% on June 18, 2013, the day before Federal Reserve Chairman Bernanke introduced the word “tapering” into our vernacular. Bernanke’s comments that day were interpreted as suggesting that the central bank may begin to change its accommodative stance sooner than previously indicated. Bernanke cited glimmers of economic strength as the rationale. The effect of the Fed’s quantitative easing (QE) on economic growth may be difficult to discern, but the effect on asset prices is unquestionable: stock and real estate markets have clearly risen since QE began. Economists and prognosticators have scrutinized every new piece of economic data since Bernanke’s June 19 comments in an attempt to ascertain if there are indications of enough economic strength for the Fed to ”taper” its efforts to stimulate the economy with purchases of $85 billion per month of Treasury and mortgage-backed securities. As of the end of August, 2013, inflation remains low and there is no economic data that points to any clear acceleration in growth. Nonetheless, the 10-year U.S. Treasury bond yield climbed toward 3% as markets anticipated the Fed would decide to ease its pace and/or quantity of bond purchases because the economy is believed to be getting strong enough to do without so much stimulus.

Yields and values of interest rate sensitive investments move inversely to one another. As interest rates rise, the value of such investments generally drops. Our Utility and Master Limited Partnerships (MLP) holdings all declined in value. The most substantial impact of the change in interest rates was on our Real Estate Investment Trust (REIT) holdings, the worst performing sector in our Fund. One of our REITs, Digital Realty Trust (DLR), suffered the greatest loss, as a hedge fund manager with a short position “talked his book” at a conference and created additional pressure on the shares. Historically, REITs have generally performed well in rising interest rate environments, as have companies that increase dividends with regularity. We believe that all the companies in our Fund are in defensive businesses with strong management teams, solid finances, and capable of increasing their dividends with regularity over time.

Class I shares of the Fund were flat (0.00%) from April 10, 2013 (inception date of the Fund) through August 31, 2013. The S&P 500 Total Return Index, (S&P 500 TR, our primary benchmark), rose 3.71% in that same period.  The Dow Jones US Select Dividend Index (DVY, our secondary benchmark), rose 1.52%

during the period.  Although the total return of our Fund underperformed its benchmark, 19 (48%), of the 40 companies in the portfolio announced dividend increases that averaged about 15% more than those particular companies paid as dividends a year earlier. We have no control over stock prices, but we feel that the fundamentals of the companies in our Fund remain strong.

For the period, the strongest sectors in our portfolio were Materials, Industrials, Consumer Discretionary, Health Care and Information Technology.  Energy, Consumer Staples, Financials (including REITs), Telecommunications and the Utility sectors were the weakest.

Turnover for the period was low as the majority of our trading efforts were focused on investing the new flows to the Fund. The only stock that was sold in the period was ONEOK, Inc.  (OKE), which announced that it was spinning off its natural gas utility. The news sent the OKE shares considerably above the upper end of our valuation range. We used the opportunity to add a new position with an attractive current yield and good distribution growth potential:  Rayonier (RYN).

Polaris Industries (PII) was our best performing stock for the time period, up 24.4%, as the company continues its margin expansion and double-digit sales and profit growth. Air Products & Chemicals Inc. (APD) was another positive contributor to the Fund, up 18.3% for the period. Favorable product pricing and shareholder activism moved the stock positively. We also had double-digit gains from Illinois Tool Works Inc. (ITW), Apple Inc. (AAPL), Vodaphone Group PLC (VOD) and Xilinx Inc. (XLNX).

We maintain our conviction that a path to wealth building can be accomplished through properly diversified equity investments in companies that offer the potential to increase dividends consistently over time. We believe our Fund exemplifies those characteristics and, over the long term, can provide attractive returns with modified risk.

Thank you for your interest in the Fund. Please feel free to contact us at any time.

Sincerely,

Carol M. Lippman, CFA	Michael B. Andelman
Portfolio Manager	Portfolio Manager

Past performance does not guarantee future results.

Opinions expressed are those of Dearborn Partners L.L.C. and are subject to change, are not guaranteed, and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. In addition, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. The Fund may invest in foreign securities and ADRs which involve political, economic and currency risks, greater volatility and differences in accounting methods. Medium- and small- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses. The fund may invest in MLP’s which can be negatively influenced when interest rates rise. These investments also entail many of the general tax risks of investing in a partnership. There is always the risk that an MLP will fail to qualify for favorable tax treatments.

Diversification does not guarantee a profit or protect from loss in a declining market.

The S&P 500 Total Return Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. The Dow Jones US Select Dividend Index represents the country’s leading stocks by dividend yield. One hundred stocks are selected for inclusion in the index by dividend yield, subject to screens for dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume. Components are weighted by indicated annual dividends. It is not possible to invest directly in an index.

The fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary prospectus and prospectus contains this and other important information, and it may be obtained by calling 312-795-1000 or visiting DearbornPartners.com. Read it carefully before investing.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

This report is intended for shareholders in the Fund and may not be used as literature unless preceded or accompanied by a current prospectus.

Dearborn Partners is the adviser of the Dearborn Partners Rising Dividend Fund which is distributed by Quasar Distributors, LLC.

Dearborn Partners Rising Dividend Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/10/2013 - 8/31/2013).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.00% when you invest. Class A shares are also subject to a 1.00% contingent deferred sales charge for purchases made at the $1,000,000 breakpoint and are redeemed within twelve months of purchase. A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within twelve months of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such

Dearborn Partners Rising Dividend Fund
Expense Example (Continued)
(Unaudited)

as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class A
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 10, 2013 -
	April 10, 2013	August 31, 2013	August 31, 2013*
Actual	$1,000.00	$ 999.00	$5.87
Hypothetical (5% return
before expenses)	$1,000.00	$1,013.71	$5.92

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 143/365 (to reflect the period since inception).

	Class C
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 10, 2013 -
	April 10, 2013	August 31, 2013	August 31, 2013*
Actual	$1,000.00	$ 996.00	$8.80
Hypothetical (5% return
before expenses)	$1,000.00	$1,010.77	$8.86

*	Expenses are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 143/365 (to reflect the period since inception).

	Class I
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 10, 2013 -
	April 10, 2013	August 31, 2013	August 31, 2013*
Actual	$1,000.00	$1,000.00	$4.90
Hypothetical (5% return
before expenses)	$1,000.00	$1,014.69	$4.93

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 143/365 (to reflect the period since inception).

Dearborn Partners Rising Dividend Fund
Investment Highlights
(Unaudited)

The Fund seeks current income, rising income over time, and long-term capital appreciation.  Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of companies that pay current dividends and that the Fund’s portfolio managers believe have the potential to increase their dividends with regularity.  The Fund’s allocation of portfolio holdings as of August 31, 2013 was as follows:

Portfolio Allocation
(% of Investments)

Total Returns as of August 31, 2013

Since Inception
(4/10/2013)
Dearborn Partners Rising Dividend Fund
Class A (with sales charge)	(5.13)%
Class A (without sales charge)	(0.10)%
Class C (with sales charge)	(1.50)%
Class C (without sales charge)	(0.50)%
Institutional Class	0.00%
S&P 500 Total Return Index	3.71%
Dow Jones US Select Dividend Index	1.52%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (888) 983-3380.

Continued

Dearborn Partners Rising Dividend Fund
Investment Highlights (Continued)
(Unaudited)

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Total Return Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Dow Jones US Select Dividend Index  represents the county’s leading stocks by dividend yield. One hundred stocks are selected for inclusion in the index by dividend yield, subject to screens for dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume. Components are weighted by indicated annual dividend. You cannot invest directly in an index.

Growth of $10,000 Investment(1)

(1)	The minimum investment for Class I is $500,000.
(2)	Inception date.

Dearborn Partners Rising Dividend Fund

Schedule of Investments

August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 84.36%

Air Freight & Logistics – 2.37%
United Parcel Service, Inc.	7,181	$ 614,550

Chemicals – 5.15%
Air Products & Chemicals, Inc.	7,032	718,248
Valspar Corp.	9,880	614,141
		1,332,389

Commercial Services & Supplies – 2.28%
Republic Services, Inc.	18,175	590,869

Communications Equipment – 2.72%
QUALCOMM, Inc.	10,623	704,092

Computers & Peripherals – 2.84%
Apple, Inc.	1,510	735,446

Diversified Telecommunication Services – 2.08%
AT&T, Inc.	15,897	537,796

Electric Utilities – 4.50%
NextEra Energy, Inc.	7,602	610,897
Xcel Energy, Inc.	19,859	554,463
		1,165,360

Food & Staples Retailing – 2.16%
Sysco Corp.	17,457	558,973

Food Products – 2.36%
General Mills, Inc.	12,381	610,631

Health Care Equipment & Supplies – 4.69%
Becton Dickinson and Co.	6,289	612,423
STERIS Corp.	14,733	602,432
		1,214,855

Health Care Providers & Services – 2.51%
Owens & Minor, Inc.	19,066	650,341

Hotels, Restaurants & Leisure – 2.18%
McDonald’s Corp.	5,968	563,140

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund

Schedule of Investments (Continued)

August 31, 2013 (Unaudited)

	Shares	Value
Household Products – 2.30%
Procter & Gamble Co.	7,651	$595,936

Insurance – 2.20%
Chubb Corp.	6,834	568,384

IT Services – 4.59%
International Business Machines Corp.	2,872	523,479
Jack Henry & Associates, Inc.	13,346	665,966
		1,189,445

Leisure Equipment & Products – 2.91%
Polaris Industries, Inc.	6,908	754,424

Machinery – 2.68%
Illinois Tool Works, Inc.	9,682	691,973

Oil, Gas & Consumable Fuels – 9.37%
Chevron Corp.	5,076	611,303
Enterprise Products Partners, LP.	10,004	594,438
Kinder Morgan, Inc.	15,575	590,760
Magellan Midstream Partners, LP.	11,588	628,764
		2,425,265

Pharmaceuticals – 7.20%
Johnson & Johnson	7,404	639,780
Merck & Co, Inc.	12,950	612,406
Novartis AG – ADR	8,394	612,594
		1,864,780

Road & Rail – 2.54%
Union Pacific Corp.	4,284	657,765

Semiconductors & Semiconductor Equipment – 7.41%
Analog Devices, Inc.	13,446	622,281
Intel Corp.	27,263	599,241
Xilinx, Inc.	16,070	697,758
		1,919,280

Textiles, Apparel & Luxury Goods – 2.54%
VF Corp.	3,516	658,230

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund

Schedule of Investments (Continued)

August 31, 2013 (Unaudited)

	Shares	Value
Water Utilities – 2.18%
Aqua America, Inc.	18,596	$564,761

Wireless Telecommunication Services – 2.60%
Vodafone Group PLC – ADR	20,849	674,465
TOTAL COMMON STOCKS (Cost $25,148,110)		21,843,150

REAL ESTATE INVESTMENT TRUSTS – 11.60%
Digital Realty Trust, Inc.	11,267	626,444
Health Care REIT, Inc.	9,880	607,027
Rayonier, Inc.	10,499	579,965
Realty Income Corp.	14,807	584,877
Ventas, Inc.	9,707	604,358
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,316,239)		3,002,671

	Principal
	Amount
SHORT-TERM INVESTMENTS – 1.88%
Fidelity Institutional Money Market Portfolio, 0.05% (a)	$485,710	485,710
TOTAL SHORT-TERM INVESTMENTS (Cost $485,710)		485,710
TOTAL INVESTMENTS (Cost $25,633,820) – 97.84%		25,331,531
Other Assets in Excess of Liabilities – 2.16%		559,719
TOTAL NET ASSETS – 100.00%		$25,891,250

ADR – American Depository Receipt
(a)	Variable rate security. The rate shown represents the rate at August 31, 2013.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive  property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value (cost $25,633,820)	$25,331,531
Dividends and interest receivable	53,584
Receivable for Fund shares sold	636,304
Receivable from Adviser	2,391
Other assets	23,214
Total Assets	26,047,024

Liabilities
Payable for Fund shares redeemed	109,061
Payable to affiliates	10,781
Payable for distribution fees	19,236
Accrued expenses and other liabilities	16,696
Total Liabilities	155,774
Net Assets	$25,891,250

Net assets consist of:
Paid-in capital	$26,081,005
Accumulated undistributed net investment income	53,253
Accumulated net realized gain	59,281
Net unrealized appreciation (depreciation) on investments	(302,289)
Net Assets	$25,891,250

Class A Shares
Net assets	$ 7,849,476
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	785,938
Net asset value and redemption price per share	$9.99
Maximum offering price per share ($9.99/0.95)(1)	$10.52

Class C Shares
Net assets	$13,932,640
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,399,602
Net asset value, offering price and redemption price per share	$9.95

Class I Shares
Net assets	$ 4,109,134
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	411,074
Net asset value, offering price and redemption price per share	$10.00

(1)	Reflects a maximum sales charge of 5.00%.

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund

Statement of Operations

For the Period Ended August 31, 2013(1) (Unaudited)

Investment Income
Dividend income(2)	$157,545
Interest income	117
Total Investment Income	157,662

Expenses
Investment advisory fees	47,452
Administration fees	35,033
Distribution fees	34,627
Transfer agent fees and expenses	19,011
Audit and tax fees	7,438
Federal and state registration fees	6,656
Custody fees	6,132
Legal fees	6,008
Chief Compliance Officer fees	4,872
Fund accounting fees	3,948
Trustees’ fees and related expenses	2,729
Reports to shareholders	2,715
Other expenses	2,145
Total Expenses	178,766
Less Waivers by Adviser – (Note 3)	(74,357)
Net Expenses	104,409

Net Investment Income	53,253

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	59,281
Net change in unrealized appreciation (depreciation) on investments	(302,289)

Net Realized and Unrealized Loss on Investments	(243,008)
Net Decrease in Net Assets from Operations	$(189,755)

(1)	The Fund commenced operations on April 10, 2013.
(2)	Net of $204 in ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund

Statements of Changes in Net Assets

Period Ended
August 31, 2013(1)
(Unaudited)
From Operations
Net investment income	$53,253
Net realized gain on investments	59,281
Net change in unrealized depreciation on investments	(302,289)
Net decrease in net assets from operations	(189,755)

From Capital Share Transactions
Proceeds from shares sold – Class A	8,018,412
Proceeds from shares sold – Class C	14,677,263
Proceeds from shares sold – Class I	4,239,146
Payments for shares redeemed – Class A	(96,021)
Payments for shares redeemed – Class C	(641,328)
Payments for shares redeemed – Class I	(116,467)
Net increase in net assets from capital share transactions	26,081,005
Total Increase in Net Assets	25,891,250

Net Assets
Beginning of period	$—
End of period	$25,891,250
Accumulated Undistributed Net Investment Income	$53,253

(1)	The Fund commenced operations on April 10, 2013.

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund – Class A

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.05
Net realized and unrealized loss on investments	(0.06)
Total from investment operations	(0.01)
Net Asset Value, End of Period	$9.99
Total Return(3)(4)	(0.10)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$7,849
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses(5)	2.88%
After waivers and reimbursements of expenses(5)	1.50%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses(5)	0.00%
After waivers and reimbursements of expenses(5)	1.38%
Portfolio turnover rate(4)	4.35%

(1)	The Fund commenced operations on April 10, 2013.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund – Class C

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.02
Net realized and unrealized loss on investments	(0.07)
Total from investment operations	(0.05)
Net Asset Value, End of Period	$9.95
Total Return(3)(4)	(0.40)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$13,933
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses(5)	3.50%
After waivers and reimbursements of expenses(5)	2.25%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements of expenses(5)	(0.71)%
After waivers and reimbursements of expenses(5)	0.54%
Portfolio turnover rate(4)	4.35%

(1)	The Fund commenced operations on April 10, 2013.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund – Class I

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.06
Net realized and unrealized loss on investments	(0.06)
Total from investment operations	0.00
Net Asset Value, End of Period	$10.00
Total Return(3)(4)	0.00%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$4,109
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses(5)	2.77%
After waivers and reimbursements of expenses(5)	1.25%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses(5)	0.07%
After waivers and reimbursements of expenses(5)	1.59%
Portfolio turnover rate(4)	3.62%

(1)	The Fund commenced operations on April 10, 2013.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements
August 31, 2013 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Dearborn Partners Rising Dividend Fund (the “Fund”) represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is current income, rising income over time and long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund currently offers three classes of shares, Class A, Class C and Class I. Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution expenses. Class A and Class C shares are subject to a 0.25% and 1.00% distribution fee, respectively. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Dearborn Partners, L.L.C. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”).  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$21,843,150	$—	$—	$21,843,150
Real Estate
Investment Trusts	3,002,671	—	—	3,002,671
Total Equity	24,845,821	—	—	24,845,821
Short-Term Investments	485,710	—	—	485,710
Total Investments
in Securities	$25,331,531	$—	$—	$25,331,531

(1)	See the Schedule of Investments for industry classifications.

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

The Fund did not hold any investments during the reporting period with significant unobservable inputs which would be classified as Level 3.  During the period ended August 31, 2013, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the reporting period.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended August 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period ended August 31, 2013, the Fund did not incur any interest or penalties.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the period ended August 31, 2013, there were no reclassifications made.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% and 1.00% of average daily net assets of the Class A and Class C shares, respectively. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trusts, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions based on the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.85% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through April 10, 2016, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.50%, 2.25% and 1.25% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for the Class A, Class C and Class I shares, respectively. For the period ended August 31, 2013, expenses of $74,357 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

	Class A	Class C	Class I
August 31, 2016	$21,383	$38,389	$14,585

(4)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% and 1.00% of the Fund’s average daily net assets of Class A and Class C shares, respectively for services to prospective Fund shareholders and

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

distribution of Fund shares.  During the period ended August 31, 2013, the Fund accrued expenses of $34,627 pursuant to the 12b-1 Plan.  As of August 31, 2013, the Fund owed the Distributor fees of $19,236.

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended August 31, 2013, the Fund incurred $35,033, $3,948, and $6,132 in administration, fund accounting, and custody fees, respectively.  At August 31, 2013, the Fund owed fees of $7,444 and $3,486 for administration and fund accounting, respectively. The Fund did not owe the custodian any fees at the end of the period.

USBFS also serves as the transfer agent to the Fund.  For the period ended August 31, 2013, the Fund incurred $19,011 in transfer agency fees.  At August 31, 2013, the Fund did not owe any transfer agency fees.

The Fund also has a line of credit with U.S. Bank (see footnote 9).

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended August 31, 2013, the Fund was allocated $4,872 of the Trust’s Chief Compliance Officer fee.  At August 31, 2013, the Fund owed fees of $1,872 to USBFS for the Chief Compliance Officer’s services.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Class A
Period Ended
August 31, 2013
Shares sold	795,359
Shares redeemed	(9,421)
Net increase	785,938

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

Class C
Period Ended
August 31, 2013
Shares sold	422,558
Shares redeemed	(11,484)
Net increase	411,074

Class I
Period Ended
August 31, 2013
Shares sold	2,681,291
Shares redeemed	(84,677)
Net increase	2,596,614

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended August 31, 2013, were $25,655,251 and $552,972, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At August 31, 2013, Robert W. Baird & Co. Inc, held 49.75%, 57.03% and 33.81% of the outstanding shares of the Class A, Class C and Class I, respectively.  At August 31, 2013 Stifel Nicolaus & Co. Inc, held 32.70% and 28.28%  of outstanding shares of the Class A and Class C.  Additionally, at August 31, 2013 Pershing, LLC held 52.06% of the Class I.

(9)	Line of Credit

At August 31, 2013, the Fund had a line of credit in the amount of $3,000,000, which matures on August 15, 2014. This unsecured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Interest will be accrued at the prime rate (3.25% at August 31, 2013). The credit facility is with the Fund’s custodian, U.S. Bank.  During the period ended August 31, 2013, the Fund did not utilize the line of credit.

(10)	Recent Accounting Pronouncement

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) the net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact it will have on the Fund’s financial statements. There is no impact of the ASU on the financial statements of the Fund for the period ended August 31, 2013.

Dearborn Partners Rising Dividend Fund
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on February 21, 2013 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Dearborn Partners Rising Dividend Fund (the “Fund”), a series of the Trust, and Dearborn Partners, L.L.C., the Fund’s investment adviser (the “Adviser” or “Dearborn”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the investment advisory agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  The Trustees also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Adviser; (2) the fact that the Fund will benefit from the depth of investment talent and resources provided by the Adviser; (3) the proposed management fee structure under the Agreement; (4) the fact that the Adviser agreed to maintain an expense limitation agreement on behalf of the Fund; and (5) other factors deemed relevant.  The Trustees also considered information provided by the Adviser prior to the February 21, 2013 meeting relating to the Adviser’s code of ethics and compliance and control procedures and objectives with respect to providing investment advisory services to the Fund.

The Board noted that Mr. Richard Seitz, Managing Director, and Mr. Michael Andelman, Managing Director, each of the Adviser, had attended the meeting of the Board held on January 24, 2013 and had provided information concerning the investment objective and strategies that would be applied to select investments for the Dearborn Partners Rising Dividend Fund, and reviewed the background and qualifications of Mr. Andelman and Ms. Carol Lippman in serving as the Dearborn Partners Rising Dividend Fund’s portfolio managers.  The Trustees noted that at the January 24, 2013 meeting, Mr. Seitz had reviewed the history of the Adviser and its operations and staff who would provide management and marketing services to the Dearborn Partners Rising Dividend Fund.  Mr. Seitz had also provided detailed information concerning the Adviser’s marketing plans and the potential sources of initial assets the Adviser had identified for the Fund.  The Board also noted that the meeting with the Adviser on January 24, 2013 had also included a discussion of the Adviser’s compliance program, including the qualifications of Frederick White, the firm’s CCO.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

Dearborn Partners Rising Dividend Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by Dearborn to the Fund and the amount of time devoted by Dearborn’s staff to the Fund’s operations.  The Trustees considered Dearborn’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at Dearborn who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of Dearborn’s compliance program and Dearborn’s marketing goals and its commitment to the growth of Fund assets and the information provided by Dearborn in response to the due diligence questionnaire as well as other information provided by Dearborn, which were included in the Meeting materials.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of Dearborn.  The Trustees also considered information presented by Dearborn at the January 24, 2013 meeting.  The Trustees, in consultation with their independent counsel, reviewed Dearborn’s policies and procedures and compliance program and were assured by the Trust’s CCO that it was compliant with Rule 206(4)-7(a) promulgated under the Advisers Act.  The Trustees concluded that Dearborn had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

In assessing the portfolio management services to be provided by Dearborn, the Trustees noted Mr. Seitz’s and Mr. Andelman’s presentation at the January 24, 2013 meeting, during which Mr. Andelman provided information concerning Dearborn’s process for identifying and selecting potential investments for the Fund.  The Trustees also noted Mr. Andelman and Mr. Seitz reviewed the founding of Dearborn and the investment management experience of Mr. Andelman and Ms. Lippmann, who will serve as the Fund’s portfolio managers, as well as the qualifications, background and experience of Dearborn’s staff.  The Trustees also reviewed Dearborn’s composite performance for its other accounts that are managed using strategies similar to that which will be employed by the Fund.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from Dearborn’s management.

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees then considered the cost of services and the structure of Dearborn’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Dearborn Partners Rising Dividend Fund.  The

Dearborn Partners Rising Dividend Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

Trustees reviewed the related statistical information and other materials provided in the Meeting materials, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Dearborn Partners Rising Dividend Fund relative to a peer group of U.S. open-end large blend funds, as compiled by Morningstar Direct, which had been included in the Meeting materials.  The Board considered the Dearborn Partners Rising Dividend Fund’s proposed management fee of 0.850% noting that the fee fell into the fourth quartile for its peer group, above the peer group average fee of 0.686%, which fell in the second quartile.  The Board further noted that Dearborn had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that the Dearborn Partners Rising Dividend Fund’s total annual fund operating expenses do not exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A shares, Class C shares and Class I shares, respectively.  The operating expense limitations put the Fund’s total expense ratio into the third quartile for Class A shares and Class I shares, and the fourth quartile for Class C shares, as compared to the peer group, with the Class A shares, Class C shares and Class I shares all above the peer group average of 1.245%.  The Trustees also considered the overall profitability of Dearborn that may result from its management of the Dearborn Partners Rising Dividend Fund, reviewing Dearborn’s financial information, including financial statements, and noting that Dearborn may need to subsidize the Fund’s operations during the initial start-up period.  The Trustees also examined the level of profits that could be expected to accrue to Dearborn from the fees payable under the Dearborn Advisory Agreement and the expense subsidization anticipated by Dearborn.

The Trustees also compared the management fee to be paid by the Dearborn Partners Rising Dividend Fund to the fees paid by other separately-managed accounts of Dearborn that are similar to the Fund in terms of investment strategy and noted that the Fund’s proposed management fee was comparable, but that to the extent the Fund’s proposed management fee was higher, Dearborn believed that the difference is warranted by the additional costs and services of the Fund.

The Trustees concluded that the Dearborn Partners Rising Dividend Fund’s expenses and the fees to be paid to Dearborn were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided to the Fund by Dearborn.  The Trustees further concluded that Dearborn’s profit from sponsoring the Dearborn Partners Rising Dividend Fund would not be excessive and would enable Dearborn to maintain adequate profit levels to support its provision of advisory services to the Dearborn Partners Rising Dividend Fund.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees concluded that the potential economies of scale that the Dearborn Partners Rising Dividend Fund might realize would be achievable under the structure of the proposed management fees and the Fund’s expenses.  With respect to Dearborn’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Dearborn Partners Rising Dividend Fund were acceptable.

Dearborn Partners Rising Dividend Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by Dearborn from its association with the Dearborn Partners Rising Dividend Fund.  The Trustees concluded that the benefits Dearborn may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Dearborn Partners Rising Dividend Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

Dearborn Partners Rising Dividend Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Dearborn Partners Rising Dividend Fund
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (888) 983-3380.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D.	Trustee	Indefinite	Professor and	31	Independent
Akers, Ph.D.		Term; Since	Chair, Department		Trustee, USA
615 E. Michigan St.		August 22,	of Accounting,		MUTUALS
Milwaukee, WI 53202		2001	Marquette		(an open-end
Age: 58			University		investment
			(2004–present).		company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	31	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 56		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Dearborn Partners Rising Dividend Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing	31	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 70		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011); Vice		Multi-
			President, Secretary,		Alternatives
			Treasurer and CCO		fund complex
			of Granum Series		(three closed-
			Trust (an open-end		end investment
			investment company)		companies);
			(1997–2007);		Independent
			President, CAO		Trustee, Ramius
			and CCO, Granum		IDF, fund
			Securities, LLC		complex (two
			(a broker-dealer)		closed-end
			(1997–2007).		investment
Interested Trustee and Officers					companies).

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	31	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 51		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 56	Executive	2013	Services, LLC
	Officer		(2004–present).

Dearborn Partners Rising Dividend Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 39	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 34		2005	(2004–present).

Robert M. Slotky	Vice	Indefinite	Senior	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Vice-President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 66	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 31		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at (888) 983-3380. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, (888) 983-3380, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (888) 983-3380 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Dearborn Partners Rising Dividend Fund

Investment Adviser	Dearborn Partners, L.L.C.
200 West Madison Street
Suite 1950
Chicago, Illinois 60606

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Trust for Professional Managers

By (Signature and Title)*                   /s/John Buckel
John Buckel, President

Date     11/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/John Buckel
John Buckel, President

Date     11/4/13

By (Signature and Title)*                    /s/Jennifer Lima
Jennifer Lima, Treasurer

Date     11/4/13

* Print the name and title of each signing officer under his or her signature.